Pension and other post-retirement benefits (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit pension plans
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	221	246	263
Bank
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to the group defined benefit plan	458	645	653
Bank | Defined benefit pension plans
Defined Contribution Pension and Other Postretirement Plans Disclosure
Contributions made by the Entity to defined contribution pension plans	219	244	263